UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended June 30, 2005

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  July 8, 2005

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	$618,226

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      364  7420.00 SH       SOLE                  7420.00
AFLAC INC                      com              001055102    12526 289413.43SH       SOLE                289413.43
AMER INTL GROUP INC            com              026874107    20460 352151.41SH       SOLE                352151.41
AMGEN INC COM                  com              031162100    12451 205946.00SH       SOLE                205946.00
APOLLO GROUP INC CL A          com              037604105    22008 281365.00SH       SOLE                281365.00
AUTOMATIC DATA PROC            com              053015103    26126 622496.34SH       SOLE                622496.34
BERKSHIRE HATHAWAY CL B        com              846702074      342   123.00 SH       SOLE                   123.00
BIOMET INC           COM       com              090613100    18310 528735.00SH       SOLE                528735.00
C H ROBINSON WORLDWIDE         com              12541w100    12969 222840.00SH       SOLE                222840.00
CHOICEPOINT INC                com              170388102    10339 258146.01SH       SOLE                258146.01
CINTAS CORP OHIO               com              172908105    24889 644798.00SH       SOLE                644798.00
CITIGROUP INC                  com              172967101    22303 482440.87SH       SOLE                482440.87
COCA COLA CO                   com              191216100      283  6774.00 SH       SOLE                  6774.00
DANAHER CORP DEL               com              235851102    15739 300715.00SH       SOLE                300715.00
EXPEDITORS INTL WASH INC       com              302130109    12941 259809.00SH       SOLE                259809.00
EXXON MOBIL CORP               com              30231g102     1164 20260.08 SH       SOLE                 20260.08
FIRST DATA CORPORATION         com              319963104    19905 495896.39SH       SOLE                495896.39
FISERV INC WISC PV 1CT         com              337738108    31736 739928.00SH       SOLE                739928.00
GENERAL ELECTRIC               com              369604103    24942 719815.82SH       SOLE                719815.82
H & R BLOCK                    com              093671105      204  3500.00 SH       SOLE                  3500.00
HARLEY DAVIDSON INC WIS        com              412822108    10269 207030.42SH       SOLE                207030.42
ILLINOIS TOOL WORKS INC        com              452308109    22573 283291.00SH       SOLE                283291.00
INTEL CORP                     com              458140100      300 11524.00 SH       SOLE                 11524.00
JOHNSON AND JOHNSON            com              478160104    24565 377929.50SH       SOLE                377929.50
MARSHALL & ILSLEY CORP         com              571834100      460 10350.00 SH       SOLE                 10350.00
MCLEODUSA INC ESCROW           com              582266102        0 336203.00SH       SOLE                336203.00
MEDTRONIC INC                  com              585055106    39328 759371.00SH       SOLE                759371.00
MICROSOFT CORP                 com              594918104    18191 732306.94SH       SOLE                732306.94
NORTHERN TRUST CORP            com              665859104    21698 475930.00SH       SOLE                475930.00
OMNICOM GROUP COM              com              681919106    21206 265541.00SH       SOLE                265541.00
PATTERSON COS INC              com              703395103    23185 514433.00SH       SOLE                514433.00
PAYCHEX INC                    com              704326107    26711 821357.25SH       SOLE                821357.25
PFIZER INC                     com              717081103    28996 1051355.48SH      SOLE               1051355.48
PROCTER & GAMBLE CO            com              742718109      243  4616.00 SH       SOLE                  4616.00
STERICYCLE INC    COM          com              858912108    13422 266725.00SH       SOLE                266725.00
SYSCO CORPORATION              com              871829107    30920 854369.00SH       SOLE                854369.00
TARGET CORP        COM         com              87612e106    17828 327653.15SH       SOLE                327653.15
WALGREEN CO                    com              931422109    28125 611537.36SH       SOLE                611537.36
WYETH COM                      com              983024100      205  4600.00 SH       SOLE                  4600.00